Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ 84	$ (101)	$ 154
Changes in retirement plans' funded status, Gross Amount	116	(81)	191
Foreign currency translation, Gross Amount	(401)	319	(359)
Share of other comprehensive income (loss) of entities using the equity method, Gross Amount	32	(40)	(47)
Other comprehensive income (loss), Gross Amount	(169)	97	(61)
Unrealized gain (loss) on cash flow hedges, Income Taxes	5	10	(34)
Changes in retirement plans' funded status, Income Taxes	(30)	(8)	(33)
Other comprehensive income (loss), Gross Amount	(25)	2	(67)
Unrealized gain (loss) on cash flow hedges, Net Amount	89	(91)	120
Changes in retirement plans’ funded status	86	(89)	158
Foreign currency translation, Net Amount	(401)	319	(359)
Share of other comprehensive income (loss) of entities using the equity method	32	(40)	(47)
Other comprehensive income (loss), net of tax	$ (194)	$ 99	$ (128)